Common Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2013
Common Shareholders' Equity
Share repurchases
Year Ended December 31,	Number of Shares	Average Cost Per Share	Total Cost
(Dollar amounts and shares in thousands)
2013
U.S. Cellular Common Shares	499	$37.19	$18,544

2012
U.S. Cellular Common Shares	571	$35.11	$20,045

2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294